Investments in Joint Ventures - Schedule of results of operations of the joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Revenue and Expenses
Revenues	$ 1,126.5	$ 950.6	$ 869.2
Expenses	604.1	487.1	426.9
Excess of revenues over expenses	$ 522.4	$ 463.5	$ 442.3